Voya Short Duration High Income Fund Investment Objectives and Goals - Class A C I and R6 Shares [Member] - Voya Short Duration High Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Short Duration High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income with lower volatility than the broader high yield market.